Short-Term Brorrowings (Summary of Short-Term Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal Funds Purchased [Member]
Short Term Debt [Line Items]
Average balance	$ 589,223	$ 705,054	$ 1,101,910
Year-end balance	414,207	464,166	1,037,052
Maximum month-end outstanding	$ 695,083	$ 1,228,125	$ 1,247,295
Average rate for the year	0.52%	0.26%	0.25%
Average rate at year-end	0.73%	0.50%	0.25%
Securities Sold Under Agreements To Repurchase [Member]
Short Term Debt [Line Items]
Average balance	$ 425,452	$ 370,097	$ 447,801
Year-end balance	453,053	338,133	562,214
Maximum month-end outstanding	$ 528,024	$ 524,191	$ 562,214
Average rate for the year	0.08%	0.06%	0.08%
Average rate at year-end	0.08%	0.09%	0.06%
Trading Liabilities [Member]
Short Term Debt [Line Items]
Average balance	$ 771,039	$ 733,189	$ 633,867
Year-end balance	561,848	566,019	594,314
Maximum month-end outstanding	$ 874,076	$ 866,005	$ 718,767
Average rate for the year	1.95%	2.18%	2.43%
Average rate at year-end	2.46%	2.41%	2.60%
Other Short Term Borrowings [Member]
Short Term Debt [Line Items]
Average balance	$ 198,440	$ 164,951	$ 531,984
Year-end balance	83,177	137,861	157,218
Maximum month-end outstanding	$ 792,736	$ 339,468	$ 1,829,141
Average rate for the year	0.67%	0.67%	0.30%
Average rate at year-end	0.96%	0.82%	0.56%